SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

CONSTELLATION EMPLOYEE SAVINGS PLAN
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
Schedule H, Item 4i of Form 5500
Employer Identification Number 23-3064219, Plan #006

		(c)
		Description of Investment
	(b)	Including Maturity Date, Rate	(e)
	Identity of Issue, Borrower, Lessor,	of Interest, Collateral	Current
(a)	or Similar Party	Par or Maturity Value	Value
*	Constellation Stock Fund	Constellation Stock Fund	$582,180,692
	Vanguard Mid Cap Equity Growth Index Fund	Registered Investment Companies	41,235,858
	Vanguard Mid Cap Equity Value Index Fund	Registered Investment Companies	16,365,955
	Vanguard Emerging Markets Equity Index Fund	Registered Investment Companies	33,247,214
*	Target Retirement 2015 Fund	Collective Trust Funds	129,675,475
*	Target Retirement 2020 Fund	Collective Trust Funds	242,382,320
*	Target Retirement 2025 Fund	Collective Trust Funds	328,408,377
*	Target Retirement 2030 Fund	Collective Trust Funds	349,161,243
*	Target Retirement 2035 Fund	Collective Trust Funds	325,866,144
*	Target Retirement 2040 Fund	Collective Trust Funds	347,459,561
*	Target Retirement 2045 Fund	Collective Trust Funds	325,134,792
*	Target Retirement 2050 Fund	Collective Trust Funds	212,941,207
*	Target Retirement 2055 Fund	Collective Trust Funds	147,601,931
*	Target Retirement 2060 Fund	Collective Trust Funds	52,298,142
*	Target Retirement 2065 Fund	Collective Trust Funds	15,382,834
*	Target Retirement Income Fund	Collective Trust Funds	153,659,784
	BlackRock Global Aggregate Index	Collective Trust Funds	3,846,632
	BlackRock Large Cap Equity (Russell 1000) Growth Fund	Collective Trust Funds	313,076,902
	BlackRock Large Cap Equity (Russell 1000) Value Fund	Collective Trust Funds	63,286,200
	BlackRock Small Cap Equity (Russell 2000) Growth Index Fund	Collective Trust Funds	28,078,515
	BlackRock Small Cap Equity (Russell 2000) Value Index Fund	Collective Trust Funds	15,545,604
	BlackRock Developed Intl (MSCI EAFE) Small Cap Equity Index Fund	Collective Trust Funds	10,806,184
	BlackRock Intermediate Government Bond Index Fund	Collective Trust Funds	22,916,282
	BlackRock MSCI All Country World Index	Collective Trust Funds	155,994,628
	Blackrock U.S. Equity Index Fund	Collective Trust Funds	1,447,209,842

		Blackrock U.S. Debt Index Fund	Collective Trust Funds	199,298,852
		BlackRock Mid Cap Equity Index Fund	Collective Trust Funds	72,877,847
		BlackRock Small Cap Equity (Russell 2000) Index Fund	Collective Trust Funds	18,840,547
		BlackRock Developed Intl (MSCI EAFE) Equity Index Fund	Collective Trust Funds	77,062,163
		BlackRock All Country World (MSCI ACWI IMI) Equity Index Fund	Collective Trust Funds	34,126,881
		BlackRock U.S. Treasury Inflation Protected Securities Fund	Collective Trust Funds	20,407,451
		BlackRock Developed Real Estate Index Fund	Collective Trust Funds	11,585,025
*		U.S. Equity Fund	Collective Trust Funds	405,952,995
*		International Equity Fund	Collective Trust Funds	141,924,720
*		Fixed Income Fund	Collective Trust Funds	101,528,511
*		Northern Trust U.S. Government Short-Term Investment Fund	Collective Trust Funds	311,602,973
*		Northern Trust Clearing (Short-Term Investment Fund)	Collective Trust Funds	9,624,664
*		Total Investments at Fair Value:		$6,768,594,947
*		Notes receivable from participants	Interest rates: 3.50% - 10.50%	63,837,510
		Total assets		$6,832,432,457
	*	Represents party-in-interest
	Column (d), cost, has been omitted as investments are participant - directed.